Form N-1A Supplement	Aug. 28, 2025
Pear Tree Quality Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PEAR TREE FUNDS

Supplement
To
Summary Prospectus of Pear Tree Quality Fund dated August 1, 2025
Prospectus of Pear Tree Funds dated August 1, 2025

PEAR TREE QUALITY FUND

Ordinary Shares (Ticker Symbol: USBOX)
Institutional Shares (Ticker Symbol: QGIAX)
R6 Shares: (Ticker Symbol: QGIRX)

August 28, 2025

This Supplement amends as of August 28, 2025 each of the current Summary Prospectus of Pear Tree Quality Fund (“Quality Fund”) dated August 1, 2025, and the current Prospectus of Pear Tree Funds dated August 1, 2025 with respect to Quality Fund.

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